GOODWILL - SUBSIDIARIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 09, 2017	Sep. 02, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 91,941	$ 103,014	$ 119,902
Increase (decrease) through other changes, goodwill	$ 656	$ 419
R Brasil Solucoes S.A. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill					$ 15,214
Nova Interfile Holding [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill				$ 8,400